Long-term bank loans	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-term bank loans

10. Long-term bank loans

Long-term bank loans as of December 31, 2012 and 2013 consisted of the following:

	December 31, 2012	December 31, 2013
	US$	US$
Loan from ICBC
Due November 2, 2013 at 6.15% per annum****	7,954,817	-
Due October 18, 2013 at 6.15% per annum****	33,092,037	-
Due November 1, 2013 at 7.38% per annum****	15,591,440	-
Due November 1, 2013 at 7.68% per annum****	7,954,817	-
Due September 21, 2013 at 7.68% per annum****	4,772,890	-
Due August 21, 2013 at 7.68% per annum****	7,954,817	-
Due July 20, 2016 at 6.46% per annum*****	-	14,761,600
	77,320,818	14,761,600

Loan from Agricultural Bank of China (Singapore)
Due July 12, 2014, at 2.40% plus LIBOR*	15,000,000	15,000,000
Due September 10, 2014, at 2.00% plus LIBOR*	10,000,000	10,000,000
	25,000,000	25,000,000

Loan from ICBC (Thai) Public Company Limited
Due November 29, 2014, at 2.10% plus LIBOR**	10,000,000	10,000,000
	10,000,000	10,000,000

Loan from Agricultural Bank of China
Due April 23, 2013, at 5.84% per annum****	13,364,092	-
Due May 5, 2013, at 6.15% per annum****	12,886,803	-
Due May 19, 2013, at 5.84% per annum****	12,091,321	-
Due December 20, 2014, at 6.77% per annum	-	4,920,533
Due April 30, 2015, at 6.77% per annum*****	-	8,200,889
Due May 30, 2015, at 6.77% per annum*****	-	6,560,711
Due June 30, 2015, at 6.77% per annum*****	-	16,401,778
	38,342,216	36,083,911

Loan from China Guangfa Bank
Due June 20, 2015, at 7.07% per annum*****	-	57,406,223
	-	57,406,223

Loan from Bank of China
Due May 26, 2013, at 7.07% per annum****	9,354,864	-
Due December 30, 2015, at 8.45% per annum***	-	32,803,556
	9,354,864	32,803,556

Total	160,017,898	176,055,290

Less: current portion of long term bank loans	(125,017,898)	(143,251,734)

Total long-term bank loans	35,000,000	32,803,556

As of December 31, 2013, the contractual maturities of these loans are as follows:

Year	Amount
US$
2014	39,920,533
2015	121,373,157
2016	14,761,600
2017	-
2018 and thereafter	-
Less: current portion of long-term bank loans	143,251,734
Total: long-term bank loans	32,803,556

*	Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$18,041,956(2012: US$17,500,597) and US$11,317,227 (2012: US$10,977,647), respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of December 31, 2013 and December 31, 2012.

**	Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,514,048(2012: US$11,168,562). This deposit is classified as restricted deposit on the consolidated balance sheets as of December 31, 2013 and December 31, 2012, respectively.

***	Pursuant to the loan contract with Bank of China, the long-term loans amounting to US$32,803,556 is secured by the 100% equity interest of Henan Wanzhuo and Jiantou Xinyuan.

**** These loans were paid in full during 2013 at their respective maturity dates.

***** Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate property under development, the Group has an obligation to repay the loan before the maturity date. Therefore, these loans have been classified as current liabilities as of December 31, 2013.

As of December 31, 2013, except when otherwise indicated, the Group's long term bank loans are all denominated in RMB and are mainly secured by the Group's land use rights and restricted cash with net book value of US$104,267,550 and US$24,602,667, respectively.

As of December 31, 2012, except when otherwise indicated, the Group's long term bank loans were all denominated in RMB and were mainly secured by the Group's real estate property under development with net book value of US$14,955,637 and land use rights with net book value of US$132,388,217.

The interest rates of these bank loans are adjustable based on the range of 95% to 120% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2013 was 6.29% (December 31, 2012: 5.79%).